Risks and Uncertainties - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($) loan
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased | $	$ 22.1	$ 110.6
Number of loans repurchased | loan	55	262